UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


         Investment Company Act file number   811-6722


                              The HomeState Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                            1703 Oregon PikeSuite 101

                                    Suite 101

                               Lancaster, PA 17605
--------------------------------------------------------------------------------
                 (Address of principal executive offices)           (Zip code)


                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-232-0224

Date of fiscal year end:    6/30/2005

Date of reporting period:   9/30/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
EMERALD MUTUAL FUNDS - GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2004
--------------------------------------------------------------------------------

                                                                                 MARKET
COMMON STOCKS - 98.48%                                             SHARES        VALUE
                                                                   ------        -----
AUTO & TRANSPORTATION - 1.85%
         RAILROADS - 0.61%
         Genesee & Wyoming, Inc.*                                  27,100     $     686,172
                                                                              -------------

         TRUCKERS - 1.24%
         Celadon Group, Inc.*                                      22,634           431,178
         Old Dominion Freight Line, Inc.*                          33,500           965,135
                                                                              -------------
                                                                                  1,396,313
                                                                              -------------

         TOTAL AUTO & TRANSPORTATION                                              2,082,485
                                                                              -------------

CONSUMER DISCRETIONARY - 21.31%
         ADVERTISING AGENCIES - 0.45%
         24/7 Real Media, Inc.*                                   131,300           502,879
                                                                              -------------

         BEVERAGE SOFT DRINK - 0.21%
         Hansen Natural Corp.*                                      9,600           231,552
                                                                              -------------

         EDUCATION SERVICES - 0.42%
         Education Management Corp.*                               17,902           476,909
                                                                              -------------

         ENTERTAINMENT - 1.22%
         Lions Gate Entertainment Corp.*                           82,300           716,010
         Speedway Motorsports, Inc.                                19,600           653,268
                                                                              -------------
                                                                                  1,369,278
                                                                              -------------
         HOUSEHOLD FURNISHINGS - 0.53%
         Tempur-Pedic International*                               40,000           599,600
                                                                              -------------

         CASINOS & GAMBLING - 0.35%
         Multimedia Games, Inc.*                                   25,400           393,700
                                                                              -------------

         RADIO & TV BROADCASTERS - 1.21%
         XM Satellite Radio Holdings, Inc.*                        43,800         1,358,676
                                                                              -------------

         RENTAL & LEASING SERVICES - 3.44%
         Aaron Rents, Inc.                                         42,000           913,920
         Wesco International, Inc.*                               121,700         2,951,225
                                                                              -------------
                                                                                  3,865,145
                                                                              -------------
         RESTAURANTS - 1.51%
         RARE Hospitality International, Inc.*                     31,852           848,856
         Sonic Corp.*                                              32,950           844,509
                                                                              -------------
                                                                                  1,693,365
                                                                              -------------
         RETAIL - 8.62%
         Aeropostale, Inc.*                                        18,500           484,700
         American Eagle Outfitters, Inc.                           46,600         1,717,210
         Cost Plus, Inc.*                                          27,784           982,998
         Global Imaging Systems, Inc.*                             40,700         1,264,955
         Guitar Center, Inc.*                                      37,105         1,606,647
         Hibbett Sporting Goods, Inc.*                             54,167         1,109,882
         Linens 'N Things, Inc.*                                   42,800           991,676
         Stage Stores, Inc.*                                       19,200           657,024
         1-800-FLOWERS.COM, Inc.*                                 105,835           878,431
                                                                              -------------
                                                                                  9,693,523
                                                                              -------------
         SERVICES: COMMERCIAL - 2.54%
         Gevity HR, Inc.                                           73,700         1,133,506
         Navigant Consulting, Inc.*                                78,300         1,719,468
                                                                              -------------
                                                                                  2,852,974
                                                                              -------------
         TOYS - 0.81%
         Marvel Enterprises, Inc.*                                 62,950           916,552
                                                                              -------------

         TOTAL CONSUMER DISCRETIONARY                                            23,954,153
                                                                              -------------

ENERGY - 4.13%
         MACHINERY: OIL WELL EQUIPMENT & SERVICES - 2.29%
         Cal Dive International, Inc.*                             30,600         1,089,972
         Input/Output, Inc.*                                       87,700           904,187
         Superior Energy Services, Inc.*                           44,700           577,524
                                                                              -------------
                                                                                  2,571,683
                                                                              -------------
         OIL : CRUDE PRODUCERS - 1.84%
         Grey Wolf, Inc.*                                         252,800         1,236,192
         Pioneer Drilling Company*                                 56,700           476,280
         Tetra Technologies, Inc.*                                 11,300           350,865
                                                                              -------------
                                                                                  2,063,337
                                                                              -------------

         TOTAL ENERGY                                                             4,635,020
                                                                              -------------

FINANCIAL SERVICES - 10.58%
         BANKS: REGIONAL - 5.57%
         Columbia Bancorp                                          22,943           668,559
         First Cash Financial Services, Inc.*                      13,800           276,414
         Harleysville National Corp.                               31,630           775,251
         Main Street Banks, Inc.                                   17,417           532,960
         MB Financial Corp.                                        25,602         1,014,863
         Prospect Energy Corp.*                                    44,400           663,780
         Prosperity Bancshares, Inc.                               17,600           470,272
         Sun Bancorp, Inc.*                                        37,346           818,998
         Texas Capital Bancshares, Inc.*                           10,000           181,500
         Yardville National Bancorp                                29,600           861,360
                                                                              -------------
                                                                                  6,263,957
                                                                              -------------
         INSURANCE: MULTI-LINE - 2.06%
         HCC Insurance Holdings, Inc.                              32,600           982,890
         Penn-America Group, Inc.                                  97,680         1,329,425
                                                                              -------------
                                                                                  2,312,315
                                                                              -------------
         INSURANCE: PROPERTY-CASUALTY - 1.66%
         Philadelphia Consolidated Holding Co.*                    22,050         1,215,396
         Selective Insurance Group, Inc.                           17,500           651,000
                                                                              -------------
                                                                                  1,866,396
                                                                              -------------
         SAVINGS & LOAN - 1.29%
         Commercial Capital Bancorp, Inc.                          63,601         1,443,107
                                                                              -------------

         TOTAL FINANCIAL SERVICES                                                11,885,775
                                                                              -------------

HEALTH CARE - 20.53%
         BIOTECHNOLOGY RESEARCH & PRODUCTION - 6.62%
         Bioenvision, Inc.*                                        53,200           425,068
         Diversa Corp.*                                            28,559           238,468
         Martek Biosciences Corp.*                                 42,650         2,074,496
         Pharmion Corp.*                                           17,600           679,441
         Regeneration Technologies, Inc.*                          50,632           406,069
         Telik, Inc.*                                              93,905         2,094,082
         Vaxgen, Inc.*                                            114,400         1,527,240
                                                                              -------------
                                                                                  7,444,864
                                                                              -------------
         DRUGS & PHARMACEUTICALS - 4.82%
         Alkermes, Inc.*                                           30,200           348,508
         Dendreon Corp.*                                           54,800           460,868
         DepoMed, Inc.*                                            65,499           341,905
         DUSA Pharmaceuticals, Inc.*                                8,587            98,579
         KV Pharmaceutical Co.*                                    61,686         1,104,179
         Medicines Co.,The*                                        26,100           630,054
         Noven Pharmaceuticals, Inc.*                              43,200           900,288
         Salix Pharmaceuticals Ltd.*                               71,350         1,535,452
                                                                              -------------
                                                                                  5,419,833
                                                                              -------------
         ELECTRONICS: MEDICAL SYSTEMS - 2.69%
         Cardiodynamics International Corp.*                       74,700           343,620
         EPIX Medical, Inc.*                                       36,300           700,953
         VISX, Inc.*                                               96,200         1,981,720
                                                                              -------------
                                                                                  3,026,293
                                                                              -------------
         HEALTH CARE SERVICES - 0.72%
         LabOne, Inc.*                                             27,700           809,671
                                                                              -------------

         HEALTH CARE FACILITIES - 1.16%
         Psychiatric Solutions, Inc.*                              51,400         1,302,990
                                                                              -------------

         MEDICAL & DENTAL INSTRUMENTS & SUPPLIES - 4.01%
         Abaxis, Inc.*                                             33,000           429,330
         Align Technology, Inc.                                    37,294           569,852
         Gen-Probe, Inc.*                                          53,500         2,133,044
         Resmed, Inc.*                                             28,900         1,375,929
                                                                              -------------
                                                                                  4,508,155
                                                                              -------------
         MISCELLANEOUS HEALTH CARE - 0.51%
         Thermogenesis Corp.*                                     118,000           566,400
                                                                              -------------

         TOTAL HEALTH CARE                                                       23,078,206
                                                                              -------------

MATERIALS & PROCESSING - 3.52%
         CHEMICALS - 3.52%
         Airgas, Inc.                                              94,200         2,267,394
         Brush Engineered Materials, Inc.                          27,000           559,170
         GrafTech International Ltd.*                              81,200         1,132,740
                                                                              -------------
         TOTAL MATERIALS & PROCESSING                                             3,959,304
                                                                              -------------

PRODUCER DURABLES - 13.26%
         AEROSPACE - 1.17%
         Environmental Tectonics, Inc.*                           188,000         1,312,240
                                                                              -------------

         ELECTRICAL: INSTRUMENT GAUGES - 0.94%
         Keithley Instruments, Inc.                                60,500         1,055,725
                                                                              -------------

         IDENTIFICATION CONTROL & FILTER - 2.41%
         American Science & Engineering, Inc.*                     14,500           477,775
         ESCO Technologies, Inc.*                                  25,800         1,748,208
         RAE Systems, Inc.*                                        86,400           482,112
                                                                              -------------
                                                                                  2,708,095
                                                                              -------------
         MACHINERY: INDUSTRIAL/SPECIALTY - 3.20%
         Lincoln Electric Holdings, Inc.                            8,401           263,455
         Kennametal, Inc.                                          32,000         1,444,800
         Paragon Technologies, Inc.*                              199,715         1,887,307
                                                                              -------------
                                                                                  3,595,562
                                                                              -------------
         MACHINERY: SPECIALTY - 2.39%
         Applied Films Corp.*                                      29,259           526,955
         Helix Technology Corp.                                    17,182           233,589
         JLG Industries, Inc.                                      61,002         1,024,834
         Semitool, Inc.*                                          118,984           903,089
                                                                              -------------
                                                                                  2,688,467
                                                                              -------------
         MANUFACTURING - 1.25%
         Met-Pro Corp.                                            106,666         1,402,658
                                                                              -------------

         PRODUCTION TECHNOLOGY EQUIPMENT - 0.73%
         Brooks Automation, Inc.*                                  40,400           571,660
         Varian Semiconductor Equipment Associates, Inc.*           8,100           250,290
                                                                              -------------
                                                                                    821,950
                                                                              -------------
         TELECOMMUNICATION EQUIPMENT - 1.17%
         Interdigital Communications Corp.*                        80,901         1,320,304
                                                                              -------------

         TOTAL PRODUCER DURABLES                                                 14,905,001
                                                                              -------------

REAL ESTATE INVESTMENT TRUSTS - 0.73%
         La Quinta Corp.                                          106,000           826,800
                                                                              -------------

TECHNOLOGY - 22.57%
         COMPUTER SERVICES SOFTWARE - 8.44%
         Ansoft Corp.*                                             41,222           655,430
         Citadel Security Software, Inc.*                          73,890           183,986
         Cognizant Technology Solutions Corp.*                     38,400         1,171,584
         Diamond Cluster International*                           159,600         1,947,120
         Magma Design Automation, Inc.*                            45,701           689,171
         Micros Systems, Inc.*                                     45,372         2,271,776
         Opnet Technologies, Inc.*                                 62,504           641,291
         Opsware, Inc.*                                           130,200           730,421
         Progress Software Corp.*                                  27,953           556,265
         Ultimate Software Group, Inc.*                            27,800           341,384
         Zoran Corp.*                                              19,000           298,680
                                                                              -------------
                                                                                  9,487,108
                                                                              -------------
         COMMUNICATIONS TECHNOLOGY - 3.93%
         Harmonic, Inc.*                                           44,100           293,265
         Ixia*                                                    151,204         1,469,703
         Seachange International, Inc.*                           142,149         2,272,963
         Viasat, Inc.*                                             19,236           386,644
                                                                              -------------
                                                                                  4,422,575
                                                                              -------------
         COMPUTER TECHNOLOGY - 0.86%
         Mobility Electronics, Inc.*                               74,671           615,289
         M-Systems Flash Disk Pioneers Ltd.*                       21,400           353,528
                                                                              -------------
                                                                                    968,817
                                                                              -------------
         ELECTRICAL & ELECTRONICS - 3.23%
         Benchmark Electronics, Inc.*                              66,850         1,992,130
         TTM Technologies, Inc.*                                  136,000         1,209,040
         Universal Display Corp.*                                  51,300           431,946
                                                                              -------------
                                                                                  3,633,116
                                                                              -------------
         ELECTRONICS - 4.65%
         Avid Technology, Inc.*                                    40,300         1,888,860
         Flir Systems, Inc.*                                       22,400         1,310,400
         II-VI, Inc.*                                              57,800         2,023,578
                                                                              -------------
                                                                                  5,222,838
                                                                              -------------
         ELECTRONICS: SEMI-CONDUCTORS - 1.46%
         Excel Technology, Inc.                                    12,053           311,208
         Siliconix, Inc.*                                          15,300           548,199
         Virage Logic Corp.*                                       63,000           776,790
                                                                              -------------
                                                                                  1,636,197
                                                                              -------------

         TOTAL TECHNOLOGY                                                        25,370,651
                                                                              -------------

         TOTAL COMMON STOCKS (COST $90,369,890)                                 110,697,395
                                                                              -------------

WARRANTS - 0.00%
         American Banknote Corp. - Series 1,
         Expiration 10/01/2007, Strike $10.00 (a)                      28                --
         American Banknote Corp. - Series 2,
         Expiration 10/01/2007, Strike $12.50 (a)                      28                --
                                                                              -------------

         TOTAL WARRANTS  (COST $--)                                                      --
                                                                              -------------

SHORT-TERM INVESTMENTS - 2.04%
         Federated Treasury Obligations Fund, 0.72%+              219,066           219,066
         First American Prime Obligations Fund, 0.76%+          2,076,961         2,076,961
                                                                              -------------
         TOTAL SHORT-TERM INVESTMENTS (COST $2,296,027)                           2,296,027
                                                                              -------------

TOTAL INVESTMENTS (COST $92,665,917)) - 100.52%                                 112,993,422
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.52)%                               (588,889)
                                                                              -------------
NET ASSETS - 100.00%                                                          $ 112,404,533
                                                                              =============

* Non-income producing security
+ Variable rate security, the coupon rate shown represents the rate at September
  30, 2004

--------------------------------------------------------------------------------
EMERALD MUTUAL FUNDS - SELECT BANKING AND FINANCE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                                                                       MARKET
COMMON STOCKS - 94.70%                                                                  SHARES         VALUE
                                                                                        ------         -----
FINANCIAL SERVICES - 94.70%
             BANKS: REGIONAL - 72.13%
             Abigail Adams National Bancorp                                             82,938    $   1,368,469
             ACNB Corp.                                                                 12,000          303,600
             Alabama National Bancorp                                                   97,528        5,839,001
             Associated Banc-Corp                                                       49,350        1,582,654
             Banc Corp.                                                                103,591          725,137
             Bank of Hawaii Corp.                                                       20,800          982,800
             Bank of the Ozarks, Inc.                                                  121,740        3,619,330
             Boston Private Financial Holdings, Inc.                                    80,000        1,996,800
             Camden National Corp.                                                      76,800        2,650,368
             Capital Bank Corp.                                                         40,500          649,215
             Capital Corp of the West                                                   40,300        1,732,900
             Capital Crossing Bank*                                                    132,400        3,368,256
             Cardinal Financial Corp.*                                                 125,000        1,176,250
             Cascade Financial Corp.                                                   111,250        1,857,875
             Central Pacific Financial Corp.                                           103,746        2,855,094
             Chester Valley Bancorp                                                    142,641        2,831,429
             Classic Bancshares, Inc.                                                   22,430          885,985
             Coast Financial Holdings*                                                  61,500          944,025
             Codorus Valley Bancorp, Inc.                                               68,759        1,280,980
             Colonial Bancgroup, Inc.                                                   67,300        1,376,285
             Columbia Bancorp                                                          164,812        4,802,622
             Community Banks, Inc.                                                      69,748        2,021,994
             Dearborn Bancorp, Inc.*                                                    28,600          746,460
             Desert Community Bank                                                      59,800        1,563,770
             East-West Bancorp, Inc.                                                    84,400        2,834,996
             ECB Bancorp, Inc.                                                          24,500          712,950
             First Community Bancshares, Inc.                                           23,690          778,217
             First Financial Bankshares, Inc.                                           10,970          440,555
             First Midwest Bancorp, Inc.                                                16,537          571,519
             First Oak Brook Bancshares, Inc.                                          127,100        3,919,764
             FNB Corp.                                                                  47,700        1,262,142
             Fulton Financial Corp.                                                     32,795          701,813
             Great Southern Bancorp, Inc.                                              101,600        3,175,000
             Greater Bay Bancorp                                                        25,000          718,750
             Harleysville National Corp.                                               145,647        3,569,808
             Harrington West Financial Group, Inc.                                      20,000          352,800
             Heartland Financial USA, Inc.                                              31,500          581,175
             Heritage Commerce Corp.*                                                   30,300          499,950
             IBERIABANK Corp.                                                           82,899        4,784,930
             International Bancshares Corp.                                             51,070        1,876,822
             Lakeland Financial Corp.                                                   47,300        1,603,470
             Leesport Financial Corp.                                                   45,819        1,030,928
             Legacy Bank of Harrisburg*                                                 56,027          789,981
             Macatawa Bank Corp.                                                        11,355          318,508
             Main Street Banks, Inc.                                                   197,134        6,032,300
             MB Financial Corp.                                                        124,950        4,953,018
             Mercantile Bank Corp.                                                     104,790        3,650,884
             Mercantile Bankshares Corp.                                                59,800        2,868,008
             Middleburg Financial Corp.                                                 45,700        1,636,517
             Northrim BanCorp, Inc.                                                    165,000        3,605,250
             Oak Hill Financial, Inc.                                                  196,300        6,827,314
             Partners Trust Financial Group, Inc.                                      160,000        1,657,600
             Pennrock Financial Services Corp.                                          28,965          804,068
             Pinnacle Financial Partners, Inc.*                                        102,500        2,203,750
             Princeton National Bancorp, Inc.                                           66,400        1,945,520
             PrivateBancorp, Inc.                                                       85,300        2,299,688
             Prosperity Bancshares, Inc.                                               104,000        2,778,880
             S&T Bancorp, Inc.                                                          38,491        1,374,514
             Security Bank Corp.                                                        39,200        1,372,000
             Sky Financial Group, Inc.                                                 190,059        4,751,475
             South Financial Group, Inc.                                                78,442        2,212,064
             Southside Bancshares, Inc.                                                 69,778        1,420,684
             Southwest Bancorp, Inc.                                                   129,038        2,845,288
             Sterling Financial Corp.                                                  140,750        3,777,730
             Summit Bancshares, Inc.                                                    32,400        1,077,300
             Sun Bancorp, Inc. - NJ*                                                   121,658        2,667,960
             Texas Capital Bancshares, Inc.*                                           297,420        5,398,173
             Texas United Bancshares, Inc.                                              23,800          418,880
             Union Bankshares Corp.                                                    104,137        3,244,909
             United Community Banks, Inc.                                               45,300        1,099,431
             Valley Bancorp*                                                             9,500          221,825
             Virginia Commerce Bancorp*                                                 55,225        1,491,075
             Virginia Financial Group, Inc.                                             49,000        1,592,500
             Webster Financial Corp.                                                    89,400        4,415,466
             Wilshire State Bank*                                                      142,380        4,297,028
             Wintrust Financial Corp.                                                   30,000        1,718,400
             Yardville National Bancorp                                                 94,800        2,758,680
                                                                                                  -------------
                                                                                                    167,103,556
                                                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES - 2.53%
             E*TRADE Group, Inc.*                                                      285,600        3,261,552
             Legg Mason, Inc.                                                           36,600        1,949,682
             Stifel Financial Corp.*                                                    33,333          653,327
                                                                                                  -------------
                                                                                                      5,864,561
                                                                                                  -------------
             FINANCIAL DATA PROCESSING SERVICES - 0.40%
             Tradestation Group, Inc.*                                                 151,500          928,695
                                                                                                  -------------

             FINANCIAL MISCELLANEOUS - 3.19%
             Advanta Corp.                                                              75,200        1,819,088
             First Cash Financial Services, Inc.*                                       42,282          846,908
             Nicholas Financial, Inc.                                                   95,500          852,815
             Prospect Energy Corp.*                                                    106,100        1,586,195
             QC Holdings, Inc.*                                                        143,500        2,285,955
                                                                                                  -------------
                                                                                                      7,390,961
                                                                                                  -------------

             INSURANCE CARRIERS: MULTI-LINE - 1.93%
             HCC Insurance Holdings, Inc.                                              114,900        3,464,235
             Penn-America Group, Inc.                                                   73,500        1,000,335
                                                                                                  -------------
                                                                                                      4,464,570
                                                                                                  -------------
             INSURANCE CARRIERS: PROPERTY & CASUALTY - 8.59%
             Donegal Group, Inc.                                                       129,600        2,488,320
             Erie Indemnity Co.                                                         27,400        1,397,948
             Markel Corp.*                                                               3,750        1,156,500
             Navigators Group, Inc., The*                                               78,700        2,301,188
             PartnerRe Ltd.                                                             29,000        1,586,010
             Philadelphia Consolidated Holding Co.*                                     77,200        4,255,264
             Selective Insurance Group                                                  57,930        2,154,996
             United Fire & Casualty Co.                                                 79,757        4,572,469
                                                                                                  -------------
                                                                                                     19,912,695
                                                                                                  -------------
             INVESTMENT  MANAGEMENT COMPANIES - 1.18%
             Affiliated Managers Group, Inc.*                                           51,000        2,730,540
                                                                                                  -------------

             SAVINGS & LOAN - 4.75%
             Commercial Capital Bancorp, Inc.*                                         307,533        6,977,924
             First Federal Capital Corp.                                                43,100        1,303,344
             Guaranty Federal Bancshares, Inc.                                          52,000        1,029,600
             Pacific Premier Bancorp, Inc.*                                            143,200        1,694,056
                                                                                                  -------------
                                                                                                     11,004,924
                                                                                                  -------------

             TOTAL FINANCIAL SERVICES                                                               219,400,502
                                                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS - 1.49%
             Entertainment Properties Trust                                             70,900        2,680,020
             Urstadt Biddle Properties, Inc.                                            50,000          762,000
                                                                                                  -------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS                                                      3,442,020
                                                                                                  -------------

             TOTAL COMMON STOCKS (COST $176,653,922)                                                222,842,522
                                                                                                  -------------

SHORT-TERM INVESTMENTS - 4.36%
             First American Prime Obligations Fund, 0.76% (COST $10,102,952)+       10,102,952       10,102,952
                                                                                                  -------------

TOTAL INVESTMENTS (COST $186,756,874) - 100.55%                                                     232,945,474
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.55)%                                                 (1,264,096)
                                                                                                  -------------
NET ASSETS - 100.00%                                                                              $ 231,681,378
                                                                                                  =============

* Non-income producing security
+ Variable rate security, the coupon rate shown represents the rate at September
  30, 2004

--------------------------------------------------------------------------------
EMERALD MUTUAL FUNDS - SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                                                           MARKET
COMMON STOCKS - 81.35%                                                          SHARES     VALUE
                                                                                ------     -----
CONSUMER DISCRETIONARY - 5.37%
           Commercial Information Service - 5.37%
           Diamondcluster International, Inc.*                                   2,700   $   32,940
           Jamdat Mobile, Inc.*                                                  1,000       23,070
           XM Satellite Radio Holdings, Inc.*                                    2,200       68,244
           Yahoo!, Inc.*                                                         1,400       47,474
                                                                                         ----------
           TOTAL CONSUMER DISCRETIONARY                                                     171,728
                                                                                         ----------

HEALTHCARE - 14.70%
           Biotechnology Research & Production - 10.45%
           Celgene Corp.*                                                        1,900      110,637
           Martek Biosciences Corp.*                                               700       34,048
           Telik, Inc.*                                                          8,500      189,550
                                                                                         ----------
                                                                                            334,235
                                                                                         ----------
           Drugs & Pharmaceuticals - 0.76%
           Medicines Co.*                                                        1,000       24,140
                                                                                         ----------

           Medical & Dental Instruments & Supplies - 3.49%
           Gen-Probe, Inc.*                                                      2,800      111,636
                                                                                         ----------
           TOTAL HEALTHCARE                                                                 470,011
                                                                                         ----------

PRODUCER DURABLES - 10.60%
           Electronics: Instruments Gauges - 1.31%
           Keithley Instruments, Inc.                                            2,400       41,880
                                                                                         ----------

           Machinery: Specialty - 3.57%
           Applied Films Corp.*                                                  1,200       21,612
           Helix Technology Corp.                                                1,900       25,831
           Semitool, Inc.*                                                       8,800       66,792
                                                                                         ----------
                                                                                            114,235
                                                                                         ----------
           Production Technology Equipment - 1.84%
           Varian Semiconductor Equipment Associates, Inc.*                      1,900       58,710
                                                                                         ----------

           Telecommunications Equipment - 3.88%
           Interdigital Communications Corp.*                                    7,600      124,032
                                                                                         ----------
           TOTAL PRODUCER DURABLES                                                          338,857
                                                                                         ----------

TECHNOLOGY - 50.68%
           Computer Services & Software - 22.76%
           Akamai Technologies, Inc.*                                            5,500       77,275
           Ansoft Corp.*                                                         6,300      100,170
           Citadel Security Software, Inc.*                                      6,000       14,940
           Cognizant Technology Solutions Corp.*                                 5,400      164,754
           Forgent Networks, Inc.*                                              19,200       28,416
           Magma Design Automation, Inc.*                                        1,700       25,636
           MICROS Systems, Inc.*                                                 3,100      155,217
           OPSWARE, Inc.*                                                       16,100       90,321
           Progress Software Corp.*                                              1,900       37,810
           Red Hat, Inc.*                                                        2,700       33,048
                                                                                         ----------
                                                                                            727,587
                                                                                         ----------
           Communications Technology - 8.25%
           Intervoice, Inc.*                                                     3,700       39,849
           Ixia*                                                                 4,000       38,880
           Harmonic, Inc.*                                                      10,300       68,495
           Seachange International, Inc.*                                        7,300      116,727
                                                                                         ----------
                                                                                            263,951
                                                                                         ----------
           Computer Technology - 1.36%
           Silicon Graphics, Inc.*                                              30,400       43,472
                                                                                         ----------

           Electrical & Electronics - 4.21%
           Benchmark Electronics, Inc.*                                          2,700       80,460
           TTM Technologies, Inc.*                                               6,100       54,229
                                                                                         ----------
                                                                                            134,689
                                                                                         ----------
           Electronics - 5.92%
           Flir Systems, Inc.*                                                   1,800      105,300
           II-VI, Inc.*                                                          2,400       84,024
                                                                                         ----------
                                                                                            189,324
                                                                                         ----------
           Electronics: Semiconductors - 8.18%
           Cree, Inc.*                                                           1,700       51,901
           Siliconix, Inc.*                                                      1,000       35,830
           Virage Logic Corp.*                                                   8,900      109,737
           Zebra Technologies Corp.*                                             1,050       64,060
                                                                                         ----------
                                                                                            261,528
                                                                                         ----------
           TOTAL TECHNOLOGY                                                               1,620,551
                                                                                         ----------

           TOTAL COMMON STOCKS (COST $2,183,399)                                          2,601,147
                                                                                         ----------

SHORT-TERM INVESTMENTS - 9.51%
           First American Prime Obligations Fund, 0.76% (COST $152,000)+       152,000      152,000
           Federated Treasury Obligations Fund, 0.72% (COST $152,000)+         152,000      152,000
                                                                                         ----------
           TOTAL SHORT TERM INVESTMENTS                                                     304,000
                                                                                         ----------

TOTAL INVESTMENTS (COST $2,487,399) - 90.86%                                              2,905,147
OTHER ASSETS LESS LIABILITIES, NET - 9.14%                                                  292,114
                                                                                         ----------
NET ASSETS - 100.00%                                                                     $3,197,261
                                                                                         ==========

* Non-income producing security
+ Variable rate security, the coupon rate shown represents the rate at September
  30, 2004

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The HomeState Group


By /s/ Daniel W. Moyer, IV
      ------------------------------
      Daniel W. Moyer, IV

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel W. Moyer, IV
      ------------------------------
      Daniel W. Moyer, IV, President

Date: November 22, 2004

By /s/ Kenneth G. Mertz II
      -------------------------------
      Kenneth G. Mertz II, Chief Investment Officer

Date: November 22, 2004